Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Mr. Liang Lu [Member]
Related Party Transaction [Line Items]
Amount due from/ (due to) related parties	[1]	$ 25	$ 38
Bitmain [Member]
Related Party Transaction [Line Items]
Amount due from/ (due to) related parties	[1],[2]	31,512	(30,229)
Pledged Bitcoins- current		$ 12,569

[1]	The amount due from/(to) related parties as of December 31, 2024 and 2023 was interest free without a stated maturity.
[2]	The amounts due from/(to) Bitmain as of December 31, 2024 and 2023 represented the net balance of hosting services fees payable, prepaid hash rate fees and mining equipment purchase price.